Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Destiny Portfolios
Entity Central Index Key	0000035331
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Fidelity Advisor Diversified Stock Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified Stock Fund
Class Name	Fidelity Advisor® Diversified Stock Fund Class Z
Trading Symbol	FZACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 3,664,227,280
Holdings Count | shares	233
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$3,664,227,280
Number of Holdings	233
Portfolio Turnover	99%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.5 Industrials 13.7 Health Care 11.1 Communication Services 8.3 Consumer Discretionary 8.3 Financials 8.1 Materials 7.3 Energy 6.7 Consumer Staples 2.6 Utilities 2.1 Real Estate 0.5 Common Stocks 97.5 Preferred Stocks 0.7 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Preferred Stocks - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 89.8 Canada 3.0 Taiwan 1.7 Netherlands 1.2 United Kingdom 1.1 Belgium 0.9 Chile 0.8 Italy 0.5 Australia 0.3 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.8 Canada - 3.0 Taiwan - 1.7 Netherlands - 1.2 United Kingdom - 1.1 Belgium - 0.9 Chile - 0.8 Italy - 0.5 Australia - 0.3 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.6 Apple Inc 5.2 Alphabet Inc Class C 4.7 Amazon.com Inc 3.4 Microsoft Corp 3.2 Meta Platforms Inc Class A 2.2 Exxon Mobil Corp 1.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.7 NextEra Energy Inc 1.5 Eli Lilly & Co 1.4 33.8
Fidelity Advisor Diversified Stock Fund - Class O
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified Stock Fund
Class Name	Fidelity Advisor® Diversified Stock Fund Class O
Trading Symbol	FDESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class O	$ 20	0.41%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%
Net Assets	$ 3,664,227,280
Holdings Count | shares	233
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$3,664,227,280
Number of Holdings	233
Portfolio Turnover	99%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.5 Industrials 13.7 Health Care 11.1 Communication Services 8.3 Consumer Discretionary 8.3 Financials 8.1 Materials 7.3 Energy 6.7 Consumer Staples 2.6 Utilities 2.1 Real Estate 0.5 Common Stocks 97.5 Preferred Stocks 0.7 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Preferred Stocks - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 89.8 Canada 3.0 Taiwan 1.7 Netherlands 1.2 United Kingdom 1.1 Belgium 0.9 Chile 0.8 Italy 0.5 Australia 0.3 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.8 Canada - 3.0 Taiwan - 1.7 Netherlands - 1.2 United Kingdom - 1.1 Belgium - 0.9 Chile - 0.8 Italy - 0.5 Australia - 0.3 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.6 Apple Inc 5.2 Alphabet Inc Class C 4.7 Amazon.com Inc 3.4 Microsoft Corp 3.2 Meta Platforms Inc Class A 2.2 Exxon Mobil Corp 1.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.7 NextEra Energy Inc 1.5 Eli Lilly & Co 1.4 33.8
Fidelity Advisor Diversified Stock Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified Stock Fund
Class Name	Fidelity Advisor® Diversified Stock Fund Class M
Trading Symbol	FDTEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 54	1.08%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%
Net Assets	$ 3,664,227,280
Holdings Count | shares	233
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$3,664,227,280
Number of Holdings	233
Portfolio Turnover	99%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.5 Industrials 13.7 Health Care 11.1 Communication Services 8.3 Consumer Discretionary 8.3 Financials 8.1 Materials 7.3 Energy 6.7 Consumer Staples 2.6 Utilities 2.1 Real Estate 0.5 Common Stocks 97.5 Preferred Stocks 0.7 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Preferred Stocks - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 89.8 Canada 3.0 Taiwan 1.7 Netherlands 1.2 United Kingdom 1.1 Belgium 0.9 Chile 0.8 Italy 0.5 Australia 0.3 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.8 Canada - 3.0 Taiwan - 1.7 Netherlands - 1.2 United Kingdom - 1.1 Belgium - 0.9 Chile - 0.8 Italy - 0.5 Australia - 0.3 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.6 Apple Inc 5.2 Alphabet Inc Class C 4.7 Amazon.com Inc 3.4 Microsoft Corp 3.2 Meta Platforms Inc Class A 2.2 Exxon Mobil Corp 1.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.7 NextEra Energy Inc 1.5 Eli Lilly & Co 1.4 33.8
Fidelity Advisor Diversified Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified Stock Fund
Class Name	Fidelity Advisor® Diversified Stock Fund Class I
Trading Symbol	FDTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 28	0.56%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Net Assets	$ 3,664,227,280
Holdings Count | shares	233
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$3,664,227,280
Number of Holdings	233
Portfolio Turnover	99%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.5 Industrials 13.7 Health Care 11.1 Communication Services 8.3 Consumer Discretionary 8.3 Financials 8.1 Materials 7.3 Energy 6.7 Consumer Staples 2.6 Utilities 2.1 Real Estate 0.5 Common Stocks 97.5 Preferred Stocks 0.7 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Preferred Stocks - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 89.8 Canada 3.0 Taiwan 1.7 Netherlands 1.2 United Kingdom 1.1 Belgium 0.9 Chile 0.8 Italy 0.5 Australia 0.3 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.8 Canada - 3.0 Taiwan - 1.7 Netherlands - 1.2 United Kingdom - 1.1 Belgium - 0.9 Chile - 0.8 Italy - 0.5 Australia - 0.3 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.6 Apple Inc 5.2 Alphabet Inc Class C 4.7 Amazon.com Inc 3.4 Microsoft Corp 3.2 Meta Platforms Inc Class A 2.2 Exxon Mobil Corp 1.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.7 NextEra Energy Inc 1.5 Eli Lilly & Co 1.4 33.8
Fidelity Advisor Diversified Stock Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified Stock Fund
Class Name	Fidelity Advisor® Diversified Stock Fund Class C
Trading Symbol	FDTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 80	1.60%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.60%
Net Assets	$ 3,664,227,280
Holdings Count | shares	233
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$3,664,227,280
Number of Holdings	233
Portfolio Turnover	99%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.5 Industrials 13.7 Health Care 11.1 Communication Services 8.3 Consumer Discretionary 8.3 Financials 8.1 Materials 7.3 Energy 6.7 Consumer Staples 2.6 Utilities 2.1 Real Estate 0.5 Common Stocks 97.5 Preferred Stocks 0.7 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Preferred Stocks - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 89.8 Canada 3.0 Taiwan 1.7 Netherlands 1.2 United Kingdom 1.1 Belgium 0.9 Chile 0.8 Italy 0.5 Australia 0.3 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.8 Canada - 3.0 Taiwan - 1.7 Netherlands - 1.2 United Kingdom - 1.1 Belgium - 0.9 Chile - 0.8 Italy - 0.5 Australia - 0.3 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.6 Apple Inc 5.2 Alphabet Inc Class C 4.7 Amazon.com Inc 3.4 Microsoft Corp 3.2 Meta Platforms Inc Class A 2.2 Exxon Mobil Corp 1.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.7 NextEra Energy Inc 1.5 Eli Lilly & Co 1.4 33.8
Fidelity Advisor Diversified Stock Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified Stock Fund
Class Name	Fidelity Advisor® Diversified Stock Fund Class A
Trading Symbol	FDTOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 3,664,227,280
Holdings Count | shares	233
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$3,664,227,280
Number of Holdings	233
Portfolio Turnover	99%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.5 Industrials 13.7 Health Care 11.1 Communication Services 8.3 Consumer Discretionary 8.3 Financials 8.1 Materials 7.3 Energy 6.7 Consumer Staples 2.6 Utilities 2.1 Real Estate 0.5 Common Stocks 97.5 Preferred Stocks 0.7 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Preferred Stocks - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 89.8 Canada 3.0 Taiwan 1.7 Netherlands 1.2 United Kingdom 1.1 Belgium 0.9 Chile 0.8 Italy 0.5 Australia 0.3 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.8 Canada - 3.0 Taiwan - 1.7 Netherlands - 1.2 United Kingdom - 1.1 Belgium - 0.9 Chile - 0.8 Italy - 0.5 Australia - 0.3 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.6 Apple Inc 5.2 Alphabet Inc Class C 4.7 Amazon.com Inc 3.4 Microsoft Corp 3.2 Meta Platforms Inc Class A 2.2 Exxon Mobil Corp 1.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.7 NextEra Energy Inc 1.5 Eli Lilly & Co 1.4 33.8
Fidelity Advisor Capital Development Fund - Class O
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Capital Development Fund
Class Name	Fidelity Advisor® Capital Development Fund Class O
Trading Symbol	FDETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class O	$ 27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 5,703,739,173
Holdings Count | shares	194
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$5,703,739,173
Number of Holdings	194
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.4 Industrials 17.3 Financials 12.7 Energy 10.3 Health Care 10.1 Communication Services 10.0 Consumer Discretionary 5.7 Consumer Staples 5.1 Materials 1.3 Utilities 0.9 Real Estate 0.6 Common Stocks 97.3 Preferred Stocks 0.1 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.3 Preferred Stocks - 0.1 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 United States 91.7 Canada 2.7 Belgium 1.3 United Kingdom 1.1 Taiwan 0.9 Netherlands 0.6 Zambia 0.6 Germany 0.5 France 0.3 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.7 Canada - 2.7 Belgium - 1.3 United Kingdom - 1.1 Taiwan - 0.9 Netherlands - 0.6 Zambia - 0.6 Germany - 0.5 France - 0.3 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.7 Microsoft Corp 5.0 Boeing Co 4.6 Exxon Mobil Corp 4.4 Wells Fargo & Co 4.3 GE Aerospace 4.0 GE Vernova Inc 3.9 Alphabet Inc Class A 3.3 Apple Inc 3.2 Amazon.com Inc 2.9 43.3
Fidelity Advisor Capital Development Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Capital Development Fund
Class Name	Fidelity Advisor® Capital Development Fund Class M
Trading Symbol	FDTZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 59	1.16%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.16%
Net Assets	$ 5,703,739,173
Holdings Count | shares	194
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$5,703,739,173
Number of Holdings	194
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.4 Industrials 17.3 Financials 12.7 Energy 10.3 Health Care 10.1 Communication Services 10.0 Consumer Discretionary 5.7 Consumer Staples 5.1 Materials 1.3 Utilities 0.9 Real Estate 0.6 Common Stocks 97.3 Preferred Stocks 0.1 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.3 Preferred Stocks - 0.1 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 United States 91.7 Canada 2.7 Belgium 1.3 United Kingdom 1.1 Taiwan 0.9 Netherlands 0.6 Zambia 0.6 Germany 0.5 France 0.3 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.7 Canada - 2.7 Belgium - 1.3 United Kingdom - 1.1 Taiwan - 0.9 Netherlands - 0.6 Zambia - 0.6 Germany - 0.5 France - 0.3 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.7 Microsoft Corp 5.0 Boeing Co 4.6 Exxon Mobil Corp 4.4 Wells Fargo & Co 4.3 GE Aerospace 4.0 GE Vernova Inc 3.9 Alphabet Inc Class A 3.3 Apple Inc 3.2 Amazon.com Inc 2.9 43.3
Fidelity Advisor Capital Development Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Capital Development Fund
Class Name	Fidelity Advisor® Capital Development Fund Class I
Trading Symbol	FDEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Net Assets	$ 5,703,739,173
Holdings Count | shares	194
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$5,703,739,173
Number of Holdings	194
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.4 Industrials 17.3 Financials 12.7 Energy 10.3 Health Care 10.1 Communication Services 10.0 Consumer Discretionary 5.7 Consumer Staples 5.1 Materials 1.3 Utilities 0.9 Real Estate 0.6 Common Stocks 97.3 Preferred Stocks 0.1 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.3 Preferred Stocks - 0.1 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 United States 91.7 Canada 2.7 Belgium 1.3 United Kingdom 1.1 Taiwan 0.9 Netherlands 0.6 Zambia 0.6 Germany 0.5 France 0.3 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.7 Canada - 2.7 Belgium - 1.3 United Kingdom - 1.1 Taiwan - 0.9 Netherlands - 0.6 Zambia - 0.6 Germany - 0.5 France - 0.3 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.7 Microsoft Corp 5.0 Boeing Co 4.6 Exxon Mobil Corp 4.4 Wells Fargo & Co 4.3 GE Aerospace 4.0 GE Vernova Inc 3.9 Alphabet Inc Class A 3.3 Apple Inc 3.2 Amazon.com Inc 2.9 43.3
Fidelity Advisor Capital Development Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Capital Development Fund
Class Name	Fidelity Advisor® Capital Development Fund Class C
Trading Symbol	FDECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 84	1.66%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.66%
Net Assets	$ 5,703,739,173
Holdings Count | shares	194
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$5,703,739,173
Number of Holdings	194
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.4 Industrials 17.3 Financials 12.7 Energy 10.3 Health Care 10.1 Communication Services 10.0 Consumer Discretionary 5.7 Consumer Staples 5.1 Materials 1.3 Utilities 0.9 Real Estate 0.6 Common Stocks 97.3 Preferred Stocks 0.1 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.3 Preferred Stocks - 0.1 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 United States 91.7 Canada 2.7 Belgium 1.3 United Kingdom 1.1 Taiwan 0.9 Netherlands 0.6 Zambia 0.6 Germany 0.5 France 0.3 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.7 Canada - 2.7 Belgium - 1.3 United Kingdom - 1.1 Taiwan - 0.9 Netherlands - 0.6 Zambia - 0.6 Germany - 0.5 France - 0.3 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.7 Microsoft Corp 5.0 Boeing Co 4.6 Exxon Mobil Corp 4.4 Wells Fargo & Co 4.3 GE Aerospace 4.0 GE Vernova Inc 3.9 Alphabet Inc Class A 3.3 Apple Inc 3.2 Amazon.com Inc 2.9 43.3
Fidelity Advisor Capital Development Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Capital Development Fund
Class Name	Fidelity Advisor® Capital Development Fund Class A
Trading Symbol	FDTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
Net Assets	$ 5,703,739,173
Holdings Count | shares	194
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$5,703,739,173
Number of Holdings	194
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.4 Industrials 17.3 Financials 12.7 Energy 10.3 Health Care 10.1 Communication Services 10.0 Consumer Discretionary 5.7 Consumer Staples 5.1 Materials 1.3 Utilities 0.9 Real Estate 0.6 Common Stocks 97.3 Preferred Stocks 0.1 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.3 Preferred Stocks - 0.1 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 United States 91.7 Canada 2.7 Belgium 1.3 United Kingdom 1.1 Taiwan 0.9 Netherlands 0.6 Zambia 0.6 Germany 0.5 France 0.3 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.7 Canada - 2.7 Belgium - 1.3 United Kingdom - 1.1 Taiwan - 0.9 Netherlands - 0.6 Zambia - 0.6 Germany - 0.5 France - 0.3 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.7 Microsoft Corp 5.0 Boeing Co 4.6 Exxon Mobil Corp 4.4 Wells Fargo & Co 4.3 GE Aerospace 4.0 GE Vernova Inc 3.9 Alphabet Inc Class A 3.3 Apple Inc 3.2 Amazon.com Inc 2.9 43.3